DEFERRED TAX ASSETS/ LIABILITIES	6 Months Ended
Jun. 30, 2025
Deferred Tax Assets Liabilities
DEFERRED TAX ASSETS/ LIABILITIES

14. DEFERRED TAX ASSETS/ LIABILITIES

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Deferred tax assets	74	74	58
Deferred tax liabilities	(100)	(100)	(79)
	(26)	(26)	(21)

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant, and equipment	Provisions	Total
	SGD’000	SGD’000	SGD’000
As of January 1, 2024	69	5	74
Recognized in statements of income	(100)	-	(100)
As of December 31, 2024	(31)	5	(26)

As of January 1, 2025	(31)	5	(26)
Recognized in statements of income	-	-	-
As of June 30, 2025	(31)	5	(26)